Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	USD ($)		MXN ($)	Equity attributable to equity holders of the parent MXN ($)	Capital Stock MXN ($)	Additional paid-in capital MXN ($)	Retained earnings MXN ($)	Fair value in equity financial instrument MXN ($)	Valuation of the effective portion of derivative financial instrument MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees MXN ($)	Remeasurements of the net defined benefit liability MXN ($)	Non-controlling interest MXN ($)
Beginning Balance at Dec. 31, 2021			$ 335,117	$ 262,601	$ 3,348	$ 17,862	$ 238,306	$ 683	$ 4,230	$ 440	$ (2,268)	$ 72,516
Consolidated net income from continued operations			34,743	23,909			23,909					10,834
Other comprehensive income (loss), net			(14,932)	(12,734)				(2,236)	(1,709)	(9,545)	756	(2,198)
Total other comprehensive income (loss)			19,811	11,175			23,909	(2,236)	(1,709)	(9,545)	756	8,636
Dividends declared and paid			(17,534)	(11,358)			(11,358)					(6,176)
Issuance (purchased) share-based compensation plans			89	146	(1)	147						(57)
Other acquisitions and remeasurements			369	295		295						74
Contribution from non-controlling interest			352									352
Other movements in equity method accounted investees, net of income tax			335	335			335
Ending Balance at Dec. 31, 2022			337,801	262,604	3,347	17,714	251,192	(1,553)	2,521	(9,105)	(1,512)	75,197
Consolidated net income from continued operations			76,677	65,689			65,689					10,988
Sale of Heineken investment			0
Other comprehensive income (loss), net			(15,557)	(12,091)				1,357	(1,228)	(13,190)	970	(3,466)
Total other comprehensive income (loss)			61,120	53,598			65,689	1,357	(1,228)	(13,190)	970	7,522
Dividends declared and paid			(18,798)	(12,247)			(12,247)					(6,551)
Issuance (purchased) share-based compensation plans			(92)	(114)	1	(115)						22
Other acquisitions and remeasurements			(1,681)	0								(1,681)
Contribution from non-controlling interest												0
Other movements in equity method accounted investees, net of income tax			19	19			19
Ending Balance at Dec. 31, 2023			378,369	303,860	3,348	17,599	304,653	(196)	1,293	(22,295)	(542)	74,509
Consolidated net income from continued operations	$ 1,930	[1]	40,236	26,735			26,735					13,501
Other comprehensive income (loss), net			14,775	12,167				(426)	701	12,431	(539)	2,608
Total other comprehensive income (loss)	2,638	[1]	55,011	38,902			26,735	(426)	701	12,431	(539)	16,109
Dividends declared and paid			(31,792)	(24,991)			(24,991)					(6,801)
Issuance (purchased) share-based compensation plans			34	39	(1)	40						(5)
Other acquisitions and remeasurements			(183)	3			3					(186)
Shares repurchase			(20,308)	(20,311)	(86)	(20,225)						3
Contribution from non-controlling interest												0
Ending Balance at Dec. 31, 2024	$ 18,275	[2]	$ 381,131	$ 297,502	$ 3,261	$ (2,586)	$ 306,400	$ (622)	$ 1,994	$ (9,864)	$ (1,081)	$ 83,629

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4